Intangible Assets (Details) - Schedule of intangible assets - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Total intangible assets	$ 15,063,719	$ 15,063,917	$ 442,262
Less: amortization	(998,282)	(642,819)	(156,635)
Intangibles, net	$ 14,065,437	$ 14,420,900	285,627
Customer contracts [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Estimated Useful Lives (in Years)	10 years	10 years
Intangible asset	$ 9,859,499	$ 9,859,499
Total intangible assets		$ 9,859,499	442,262
Developed technology [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Estimated Useful Lives (in Years)	15 years	15 years
Intangible asset	$ 1,570,000	$ 1,570,000
Total intangible assets		$ 1,570,000
Non-compete agreements [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Estimated Useful Lives (in Years)	3 years	3 years
Intangible asset	$ 810,000	$ 810,000
Total intangible assets		$ 810,000
Patents [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Estimated Useful Lives (in Years)	5 years	5 years
Intangible asset	$ 230,000	$ 230,000
Total intangible assets		$ 230,000
Tradename [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Estimated Useful Lives (in Years)	15 years	15 years
Intangible asset	$ 2,010,000	$ 2,010,000
Total intangible assets		$ 2,010,000
Licenses agreements [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Estimated Useful Lives (in Years)	5 years	5 years
Intangible asset	$ 584,220	$ 584,220
Total intangible assets		$ 584,220